Other assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Other assets	Note 24: Other assets

	2025 £m	2024 £m
Insurance contract assets	113	–
Reinsurance contract assets[2]	401	422
Investment in joint ventures and associates	445	542
Property, plant and equipment:
Investment properties (see below)	3,917	3,281
Premises	1,126	1,100
Equipment	901	879
Operating lease assets (see below)	8,213	7,265
Right-of-use assets (note 25)	759	872
	14,916	13,397
Prepayments	1,792	1,634
Disposal group assets[1]:
Deferred tax assets	–	13
Goodwill	–	50
Reinsurance contract assets[2]	–	5,059
	–	5,122
Other assets	2,988	3,671
Total other assets	20,655	24,788
1See Note 8 (C) for further detail.
2The Group’s reinsurance contract assets have decreased by £5,080 million from £5,481 million to £401 million predominantly as a result of the completion of the part VII transfer of insurance contract liabilities to Rothesay Life plc in relation to the Group’s bulk annuity business and the conclusion of the associated reinsurance agreement.
Note 24: Other assets continued
Investment properties
The Group’s investment properties are primarily held by Lloyds Living and by the Insurance, Pensions and Investments business, where they back policyholder liabilities. They are valued by external Chartered Surveyors using industry standard techniques based on guidance from the Royal Institute of Chartered Surveyors. The valuation methodology includes an assessment of general market conditions and sector level transactions and takes account of expectations of occupancy rates, rental income and growth. Property valuations undergo individual scrutiny using cash flow analysis to factor in the timing of rental reviews, capital expenditure, lease incentives, dilapidation and operating expenses; these reviews utilise both observable and unobservable inputs. Within the fair value hierarchy, all of the Group’s investment properties are categorised as level 3 (see note 17 for details of levels in the fair value hierarchy). The table below analyses movements in level 3 investment properties, which are carried at fair value.

	2025 £m	2024 £m
At 1 January	3,281	2,862
Acquisition of new properties	606	640
Additional expenditure on existing properties	10	26
Change in fair value	99	67
Disposals and other movements	(79)	(314)
At 31 December	3,917	3,281
Rental income of £190 million (2024: £172 million) and direct operating expenses of £27 million (2024: £44 million) arising from investment properties that generate rental income have been recognised in the income statement.
Details of capital expenditure in respect of investment properties which had been contracted for but not recognised in the financial statements is given in note 36.
Operating lease assets where the Group is lessor
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	Within 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025	1,911	1,131	1,072	483	124	16	4,737
At 31 December 2024	1,577	956	821	365	85	6	3,810
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. Operating lease assets are comprised as follows:

	2025 £m	2024 £m
Electric vehicles	4,534	3,894
Internal combustion engine vehicles	1,641	1,630
Self-charging hybrid vehicles	125	166
Plug-in hybrid vehicles	1,905	1,575
Other	8	–
Total operating lease assets	8,213	7,265
The group continues to mitigate used car price movements through a number of market and customer initiatives to improve performance and reduce volatility, including lease extensions, used car leasing, remarketing agreements and residual value insurance.